Adasina Social Justice All Cap Global ETF

Schedule of Investments

May 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Advertising - 0.4%
Interpublic Group of Cos., Inc. (a)	5,973	$143,113
Publicis Groupe SA	6,583	716,548
		859,661

Aerospace/Defense - 0.0%(b)
Joby Aviation, Inc. (c)	9,469	74,048

Agriculture - 0.0%(b)
GrainCorp Ltd. - Class A	16,106	79,603

Apparel - 0.3%
Asics Corp.	16,958	409,333
Gildan Activewear, Inc.	2,154	100,106
On Holding AG - Class A (c)	3,635	215,883
		725,322

Auto Manufacturers - 1.3%
Chongqing Changan Automobile Co. Ltd. - Class A	280,700	481,763
Geely Automobile Holdings Ltd.	180,198	404,906
Great Wall Motor Co. Ltd. - Class H	206,096	320,122
Iveco Group NV	3,326	66,266
Rivian Automotive, Inc. - Class A (a)(c)	15,133	219,882
Sinotruk Hong Kong Ltd.	21,033	53,108
Volvo AB - Class A	45,510	1,262,252
XPeng, Inc. - ADR (c)	7,245	139,901
		2,948,200

Auto Parts & Equipment - 0.8%
Aurora Innovation, Inc. (a)(c)	36,484	221,093
Denso Corp.	56,919	773,739
Huayu Automotive Systems Co. Ltd. - Class A	17,600	44,271
Mobileye Global, Inc. - Class A (c)	8,313	135,086
Pirelli & C SpA (d)	13,476	96,382
Sumitomo Electric Industries Ltd.	20,889	439,509
		1,710,080

Banks - 6.1%
Alliance Bank Malaysia Bhd	48,307	49,141
AMMB Holdings Bhd	39,905	49,125
Associated Banc-Corp.	3,073	71,201
Banco BPM SpA	35,241	404,476
Banco de Credito e Inversiones SA	1,811	69,929
Banco de Sabadell SA	190,510	606,658
Bangkok Bank PCL	30,570	131,769
Bank Central Asia Tbk PT	1,234,343	712,267
Bank of Chengdu Co. Ltd. - Class A	211,900	570,996
Bank of Nanjing Co. Ltd. - Class A	548,500	873,545
Bank of Queensland Ltd.	10,126	50,895
Bank of Suzhou Co. Ltd. - Class A	53,600	64,954
Bankinter SA	28,172	362,680
BDO Unibank, Inc.	171,735	495,553
BOC Hong Kong Holdings Ltd.	162,173	684,549
BPER Banca SPA	35,910	318,472
Cembra Money Bank AG	499	61,407
China Zheshang Bank Co. Ltd. - Class H	629,862	230,529
Computershare Ltd.	27,096	701,342
East West Bancorp, Inc.	9,707	885,278
Erste Group Bank AG	9,216	741,268
FinecoBank Banca Fineco SpA	6,838	147,650
Grupo Financiero Inbursa SAB de CV	38,697	97,510
Hang Seng Bank Ltd.	10,455	146,394

Hong Leong Bank Bhd	26,131	120,203
Hope Bancorp, Inc.	5,364	53,855
Industrial Bank of Korea	12,381	141,246
Japan Post Bank Co. Ltd.	19,834	213,811
Laurentian Bank of Canada	4,702	104,645
M&T Bank Corp.	8,507	1,553,718
Malayan Banking Bhd	411,349	945,141
National Bank Holdings Corp. - Class A	1,631	58,961
NU Holdings Ltd. - Class A (c)	40,114	481,769
Powszechna Kasa Oszczednosci Bank Polski SA	25,251	507,643
Prosperity Bancshares, Inc.	1,007	70,138
RHB Bank Bhd	123,123	185,993
SouthState Corp.	964	84,639
Swedbank AB - Class A	26,006	702,612
TMBThanachart Bank PCL	997,406	58,336
Valley National Bancorp	5,108	44,848
Veritex Holdings, Inc.	1,914	46,319
Webster Financial Corp.	1,035	53,282
Western Alliance Bancorp	897	64,952
Zions Bancorp NA	1,890	89,510
		14,109,209

Beverages - 1.2%
Asahi Group Holdings Ltd.	54,301	717,265
Cia Cervecerias Unidas SA - ADR	5,916	80,635
Eastroc Beverage Group Co. Ltd.	5,600	249,036
JDE Peet’s NV	5,738	157,771
Monster Beverage Corp. (c)	20,284	1,297,162
Sapporo Holdings Ltd.	1,106	56,390
Tsingtao Brewery Co. Ltd. - Class H	30,215	209,806
		2,768,065

Biotechnology - 1.3%
CSL Ltd.	4,705	747,862
Gilead Sciences, Inc.	11,182	1,230,914
Royalty Pharma PLC - Class A	3,267	107,419
Samsung Biologics Co. Ltd. (c)(d)	118	88,263
Vertex Pharmaceuticals, Inc. (c)	1,819	804,089
		2,978,547

Building Materials - 1.6%
AAON, Inc.	590	56,811
Belimo Holding AG (c)	66	63,787
Carrier Global Corp.	27,049	1,925,889
Gibraltar Industries, Inc. (c)	967	56,647
Lennox International, Inc. (a)	1,612	909,893
Modine Manufacturing Co. (a)(c)	872	79,178
Sanwa Holdings Corp.	1,505	52,014
Sika AG	930	248,702
Simpson Manufacturing Co., Inc.	397	61,813
SPX Technologies, Inc. (c)	698	106,159
The AZEK Co., Inc. (c)	1,834	90,801
		3,651,694

Chemicals - 1.2%
Aica Kogyo Co. Ltd.	2,703	68,186
Asahi Kasei Corp.	26,601	187,209
Axalta Coating Systems Ltd. (c)	8,561	263,679
Clariant AG	11,346	128,092
Croda International PLC	2,119	87,670
DIC Corp.	5,853	120,918
DSM-Firmenich AG	1,713	190,619
EMS-Chemie Holding AG	655	498,296
HB Fuller Co.	2,788	155,626
Kaneka Corp.	3,521	95,800
LANXESS AG	3,081	94,998
Minerals Technologies, Inc.	2,298	130,481

Nippon Kayaku Co. Ltd.	10,328	93,406
Nippon Paint Holdings Co. Ltd.	7,403	55,896
Nitto Denko Corp.	12,315	225,783
Quaker Chemical Corp.	1,126	122,103
Rogers Corp. (c)	739	49,195
Sakata INX Corp.	3,979	53,166
Sensient Technologies Corp. (a)	1,146	108,331
Stepan Co.	1,763	95,713
Zeon Corp.	5,601	56,458
		2,881,625

Commercial Services - 4.1%
ADT, Inc.	7,860	65,395
Altus Group Ltd.	2,927	116,020
API Group Corp. (c)	2,183	101,881
Automatic Data Processing, Inc.	8,737	2,844,156
Barrett Business Services, Inc.	1,323	54,673
Boyd Group Services, Inc.	327	48,747
Brambles Ltd.	44,459	663,503
BrightView Holdings, Inc. (c)	2,990	46,584
CBIZ, Inc. (c)	1,052	75,997
Corpay, Inc. (c)	1,191	387,206
CRA International, Inc.	292	55,495
Deluxe Corp.	3,482	49,688
Element Fleet Management Corp.	5,567	132,398
Graham Holdings Co. - Class B	86	82,079
Herc Holdings, Inc.	441	54,684
IPH Ltd.	19,074	60,884
ISS A/S	2,958	79,456
Jasa Marga Persero Tbk PT	159,514	37,308
Jiangsu Expressway Co. Ltd. - Class H	51,492	65,600
Korn Ferry	1,539	104,667
MarketAxess Holdings, Inc.	247	53,453
MEITEC Group Holdings, Inc.	2,682	59,887
Moody’s Corp. (a)	3,710	1,778,277
Nexi SpA (d)	9,937	59,744
Paylocity Holding Corp. (c)	1,893	361,374
Promotora y Operadora de Infraestructura SAB de CV	5,908	66,521
Randstad NV	1,388	58,239
Recruit Holdings Co. Ltd.	4,240	255,320
Robert Half, Inc. (a)	2,021	92,542
Santos Brasil Participacoes SA	25,510	60,704
Shandong Hi-speed Co. Ltd. - Class A	70,100	111,447
Stride, Inc. (c)	310	46,931
The Bidvest Group Ltd.	3,503	47,254
UL Solutions, Inc.	2,993	214,000
Vestis Corp.	8,045	49,557
WEX, Inc. (a)(c)	710	94,380
Wilh Wilhelmsen Holding ASA - Class A	1,438	57,564
WillScot Holdings Corp. (a)	3,178	85,647
Wolters Kluwer NV	3,490	619,266
XPS Pensions Group PLC	8,870	47,488
		9,346,016

Computers - 3.7%
Amdocs Ltd.	1,508	138,374
Asseco Poland SA	1,917	93,993
CyberArk Software Ltd. (c)	1,657	634,266
Elm Co.	301	82,173
EPAM Systems, Inc. (c)	388	67,702
Gartner, Inc. (c)	1,594	695,653
Genpact Ltd.	2,975	128,074
HP, Inc.	64,864	1,615,114
Lenovo Group Ltd.	278,360	320,903
Logitech International SA	7,901	658,200
NetApp, Inc.	17,191	1,704,660
Okta, Inc. - Class A (a)(c)	1,880	193,960

Otsuka Corp.	2,740	56,311
Pure Storage, Inc. - Class A (a)(c)	13,257	710,443
Quanta Computer, Inc. (c)	71,737	649,902
Rubrik, Inc. - Class A (c)	1,642	156,565
SCSK Corp.	2,085	63,448
TietoEVRY Oyj	4,723	86,218
Wiwynn Corp.	859	69,365
Zscaler, Inc. (c)	1,649	454,629
		8,579,953

Cosmetics/Personal Care - 0.6%
Giant Biogene Holding Co. Ltd. (d)	5,674	51,374
Kenvue, Inc.	51,382	1,226,488
Lion Corp.	5,104	55,287
Prestige Consumer Healthcare, Inc. (c)	914	78,302
		1,411,451

Distribution & Wholesale - 0.7%
Bunzl PLC	6,959	222,976
Core & Main, Inc. - Class A (c)	1,429	78,323
Nagase & Co. Ltd.	1,331	25,330
Pool Corp.	410	123,242
SiteOne Landscape Supply, Inc. (c)	644	75,226
W.W. Grainger, Inc.	899	977,716
WESCO International, Inc.	783	131,458
		1,634,271

Distribution/Wholesale - 0.9%
Copart, Inc. (c)	32,329	1,664,297
D’ieteren Group	1,459	299,631
H&E Equipment Services, Inc.	904	85,554
Pop Mart International Group Ltd. (d)	2,091	58,771
Richelieu Hardware Ltd.	2,778	69,867
		2,178,120

Diversified Financial Services - 8.3%
Acadian Asset Management, Inc.	2,285	68,801
Affiliated Managers Group, Inc.	701	123,376
Anima Holding SpA (d)	7,738	52,268
Artisan Partners Asset Management, Inc. - Class A	3,075	123,923
ASX Ltd.	2,865	131,461
Banca IFIS SpA	2,606	68,518
BFF Bank SpA (c)(d)	4,778	49,252
BGC Group, Inc. - Class A	5,792	53,750
Canaccord Genuity Group, Inc.	7,196	48,673
Capitec Bank Holdings Ltd.	1,648	314,533
Coronation Fund Managers Ltd.	30,017	65,661
CTBC Financial Holding Co. Ltd.	44,535	60,706
Deutsche Boerse AG	3,813	1,227,193
EFG International AG	4,025	71,725
Federal Agricultural Mortgage Corp. - Class C	344	64,128
Federated Hermes, Inc.	3,054	128,879
First National Financial Corp.	4,409	124,611
Fubon Financial Holding Co. Ltd.	18,907	50,219
goeasy Ltd.	449	48,811
Guotai Haitong Securities Co. Ltd. - Class H (d)	255,474	361,633
Helia Group Ltd.	9,487	31,748
Hong Kong Exchanges & Clearing Ltd.	3,226	162,831
Houlihan Lokey, Inc. - Class A	6,133	1,071,312
IG Group Holdings PLC	4,272	64,638
IGM Financial, Inc.	7,571	241,235
IntegraFin Holdings PLC	10,845	46,507
London Stock Exchange Group PLC	4,974	756,289
Mastercard, Inc. - Class A	6,486	3,798,202
Matsui Securities Co. Ltd.	14,196	68,966
McMillan Shakespeare Ltd.	5,404	54,322
Mega Financial Holding Co. Ltd.	68,000	89,968

Meritz Financial Group, Inc.	4,267	345,455
Mitsubishi HC Capital, Inc.	19,651	144,153
Nasdaq, Inc.	26,607	2,222,749
OneMain Holdings, Inc.	2,626	136,132
Piper Sandler Cos.	267	67,137
Radian Group, Inc.	1,833	62,597
Samsung Card Co. Ltd.	1,650	51,663
StepStone Group, Inc. - Class A	1,601	92,618
Stifel Financial Corp.	2,956	278,514
Swissquote Group Holding SA	120	71,893
Taiwan Cooperative Financial Holding Co. Ltd.	66,556	53,301
Tisco Financial Group PCL	29,770	88,419
TMX Group Ltd.	12,516	504,937
Tradeweb Markets, Inc. - Class A	3,380	488,241
Virtus Investment Partners, Inc.	471	80,400
Visa, Inc. - Class A	12,272	4,481,612
VZ Holding AG	316	67,158
Western Union Co.	10,935	101,477
XP, Inc. - Class A	3,239	62,707
Yuanta Financial Holding Co. Ltd.	49,925	52,226
		19,077,528

Electric - 1.7%
Auren Energia SA	52,096	89,886
Boralex, Inc. - Class A	8,176	187,728
CPFL Energia SA	49,417	349,071
EDP Renovaveis SA	21,701	217,784
Hydro One Ltd. (d)	54,394	1,999,003
Meridian Energy Ltd.	31,473	103,162
Neoenergia SA	45,560	198,707
Oklo, Inc. (c)	929	48,977
Sichuan Chuantou Energy Co., Ltd. - Class A	289,365	677,594
		3,871,912

Electrical Components & Equipment - 0.6%
Belden, Inc.	1,273	135,193
EnerSys	2,014	168,431
Generac Holdings, Inc. (c)	605	73,889
Legrand SA	7,253	880,626
Novanta, Inc. (c)	553	68,472
		1,326,611

Electronics - 1.4%
Allegion PLC	4,652	663,841
Atmus Filtration Technologies, Inc.	1,455	52,409
Avnet, Inc.	2,140	107,022
Brady Corp. - Class A	949	66,212
E Ink Holdings, Inc.	5,833	41,263
Hubbell, Inc.	3,095	1,205,750
Mettler-Toledo International, Inc. (c)	441	509,584
Mirion Technologies, Inc. (c)	3,080	58,828
TDK Corp.	26,923	298,533
WPG Holdings Ltd.	22,267	52,308
Yageo Corp.	9,684	158,338
		3,214,088

Energy - Alternate Sources - 0.5%
China Three Gorges Renewables Group Co. Ltd. - Class A	636,354	379,385
Landis+Gyr Group AG	1,337	84,300
Scatec ASA (c)(d)	9,639	82,549
Vestas Wind Systems A/S	39,052	616,024
		1,162,258

Engineering & Construction - 1.3%
Airports of Thailand PCL	67,332	68,199
Badger Infrastructure Solutions Ltd.	2,018	65,474
Bilfinger SE	765	67,697

Bird Construction, Inc.	3,105	61,063
China Merchants Expressway Network & Technology Holdings Co. Ltd. - Class A	397,200	699,374
Comfort Systems USA, Inc.	896	428,494
CTCI Corp.	24,149	21,555
Dayamitra Telekomunikasi PT	1,452,507	53,945
Dycom Industries, Inc. (c)	404	92,888
Frontdoor, Inc. (c)	1,517	83,450
Hazama Ando Corp.	6,096	61,216
Kandenko Co. Ltd.	3,023	62,442
Kinden Corp.	2,278	61,822
MIRAIT ONE Corp.	4,077	72,134
MYR Group, Inc. (c)	594	93,169
Norconsult Norge AS	23,885	105,666
NV5 Global, Inc. (c)	2,302	50,874
Renew Holdings PLC	4,800	53,079
SATS Ltd.	18,678	44,754
SPIE SA	1,995	101,329
Sterling Infrastructure, Inc. (c)	340	63,923
Takasago Thermal Engineering Co. Ltd.	1,046	48,206
TopBuild Corp. (c)	293	82,887
WSP Global, Inc.	2,296	469,587
		3,013,227

Entertainment - 0.8%
Aristocrat Leisure Ltd.	24,692	991,570
Flutter Entertainment PLC (c)	2,001	505,822
International Game Technology PLC	3,427	50,411
Lottomatica Group SpA	2,870	75,460
OPAP SA	4,951	106,455
The Lottery Corp. Ltd.	48,652	159,681
Toho Co. Ltd.	1,162	61,323
		1,950,722

Environmental Control - 1.0%
Fluidra SA	2,342	57,429
Pentair PLC	14,993	1,487,006
Sweco AB (c)	3,592	62,267
Veralto Corp.	7,407	748,329
		2,355,031

Food - 2.1%
Aeon Co. Ltd.	8,883	273,025
Axfood AB	2,200	64,088
Bid Corp. Ltd.	6,092	160,695
Dino Polska SA (c)(d)	3,209	470,996
George Weston Ltd.	9,770	1,963,308
House Foods Group, Inc.	2,439	46,339
Lamb Weston Holdings, Inc.	1,405	78,371
Lien Hwa Industrial Holdings Corp.	45,146	68,167
Maple Leaf Foods, Inc.	4,658	92,384
Nisshin Seifun Group, Inc.	3,837	46,282
Nissin Foods Holdings Co. Ltd.	2,651	56,255
Nissui Corp.	8,282	48,609
Nomad Foods Ltd.	2,637	46,147
Orion Corp.	588	47,050
SPAR Group Ltd. (c)	8,479	52,200
Sprouts Farmers Market, Inc. (c)	4,889	845,113
Thai Union Group PCL	221,246	67,397
The J.M. Smucker Co.	2,920	328,821
		4,755,247

Food Service - 0.2%
Compass Group PLC	11,529	405,009

Hand & Machine Tools - 0.2%
Enerpac Tool Group Corp.	1,378	59,088
MSA Safety, Inc. (a)	700	114,079

Techtronic Industries Co. Ltd.	26,281	294,430
		467,597

Healthcare - Products - 3.5%
Bio-Techne Corp.	2,492	120,613
ConvaTec Group PLC (d)	15,936	62,279
Danaher Corp.	10,015	1,901,848
Demant A/S (c)	1,296	50,690
Enovis Corp. (c)	1,797	56,246
Envista Holdings Corp. (c)	4,975	90,893
Exact Sciences Corp. (c)	975	54,873
GE HealthCare Technologies, Inc.	11,646	821,509
Glaukos Corp. (c)	781	73,640
ICU Medical, Inc. (c)	494	66,621
IDEXX Laboratories, Inc. (c)	1,319	677,122
Insulet Corp. (c)	352	114,411
Integer Holdings Corp. (c)	976	115,910
Intuitive Surgical, Inc. (c)	3,626	2,002,785
Life Healthcare Group Holdings Ltd.	93,405	74,021
Merit Medical Systems, Inc. (c)	1,111	105,578
Nipro Corp.	6,383	56,113
OmniAb, Inc. (c)(e)	119	0
OmniAb, Inc. (c)(e)	119	0
Repligen Corp. (c)	570	67,300
ResMed, Inc. (a)	1,560	381,872
Savaria Corp.	4,919	68,475
Solventum Corp. (c)	2,840	207,576
Sonova Holding AG	280	87,795
Straumann Holding AG	1,416	181,923
Teleflex, Inc.	883	107,964
The Cooper Cos, Inc. (c)	2,232	152,401
Waters Corp. (c)	761	265,772
		7,966,230

Healthcare - Services - 2.0%
Bangkok Dusit Medical Services PCL	645,128	422,519
Centene Corp. (c)	4,705	265,550
Chemed Corp.	224	128,764
Dr Sulaiman Al Habib Medical Services Group Co.	10,855	757,490
Ensign Group, Inc.	486	71,568
Fresenius SE & Co. KGaA	11,906	583,635
ICON PLC (c)	3,327	433,442
IHH Healthcare Bhd	592,918	961,150
KPJ Healthcare Bhd	73,438	46,929
Labcorp Holdings, Inc. (a)	2,330	580,100
Medpace Holdings, Inc. (c)	163	48,069
Ramsay Health Care Ltd.	3,495	86,145
Sonic Healthcare Ltd.	8,638	148,258
		4,533,619

Holding Companies-Diversified - 0.0%(b)
AVI Ltd.	17,865	93,443

Home Builders - 0.1%
Installed Building Products, Inc.	514	81,973
LCI Industries (a)	781	68,056
		150,029

Home Furnishings - 0.1%
Dolby Laboratories, Inc. - Class A	2,057	152,753
Lite-On Technology Corp.	16,453	55,725
Zhejiang Supor Co. Ltd. - Class A	5,900	44,530
		253,008

Household Products & Wares - 0.6%
Henkel AG & Co. KGaA	16,700	1,224,735
Reynolds Consumer Products, Inc.	3,191	70,457

Spectrum Brands Holdings, Inc.	920	53,149
		1,348,341

Insurance - 7.1%
Ageas SA/NV	6,919	451,260
AIA Group Ltd.	5,607	46,942
Aon PLC - Class A	4,138	1,539,667
Assured Guaranty Ltd.	966	81,675
Baldwin Insurance Group, Inc. - Class A (c)	1,242	47,854
BB Seguridade Participacoes SA	111,758	734,453
Beazley PLC	4,476	56,950
Brown & Brown, Inc.	7,131	805,090
Challenger Ltd.	9,370	45,889
China Pacific Insurance Group Co. Ltd. - Class H	25,054	78,278
CNO Financial Group, Inc.	4,688	177,956
Dai-ichi Life Holdings, Inc.	30,512	238,628
DB Insurance Co. Ltd.	720	52,446
Definity Financial Corp.	1,963	106,391
Employers Holdings, Inc.	1,656	80,598
Enstar Group Ltd. (c)	152	50,922
Essent Group Ltd.	1,817	105,386
HCI Group, Inc.	300	50,631
Helvetia Holding AG	1,108	262,721
Horace Mann Educators Corp.	2,396	104,058
iA Financial Corp., Inc.	1,962	199,375
Insurance Australia Group Ltd.	26,262	146,024
Intact Financial Corp.	4,489	1,016,510
Jackson Financial, Inc. - Class A	1,647	134,906
Kinsale Capital Group, Inc.	164	77,406
Korean Reinsurance Co.	9,471	63,428
Lancashire Holdings Ltd.	6,748	55,055
Lincoln National Corp.	4,691	155,460
M&G PLC	56,780	181,242
Medibank Pvt Ltd.	44,967	138,037
MGIC Investment Corp.	2,895	76,573
Momentum Group Ltd.	51,709	99,939
NN Group NV	3,618	227,629
OUTsurance Group Ltd.	14,762	62,089
Phoenix Group Holdings PLC	21,658	185,171
PICC Property & Casualty Co. Ltd. - Class H	178,629	340,330
Protector Forsikring ASA	2,285	90,464
Reinsurance Group of America, Inc.	5,252	1,067,679
RenaissanceRe Holdings Ltd.	1,056	263,388
Ryan Specialty Holdings, Inc. (a)	1,176	84,166
Safety Insurance Group, Inc.	995	81,729
Sampo Oyj - Class A	7,529	80,311
Samsung Life Insurance Co. Ltd.	4,898	351,100
Santam Ltd.	3,262	75,871
Selective Insurance Group, Inc.	905	79,658
Steadfast Group Ltd.	23,876	88,505
Stewart Information Services Corp.	1,063	64,141
Storebrand ASA	14,366	187,991
Suncorp Group Ltd.	26,068	346,090
Talanx AG	8,306	1,077,783
The Progressive Corp.	6,772	1,929,546
Trisura Group Ltd. (c)	1,682	49,471
Tryg A/S	10,375	266,530
Unipol Assicurazioni SpA	40,928	800,569
UNIQA Insurance Group AG	4,563	63,302
Willis Towers Watson PLC	2,901	918,312
		16,243,575

Internet - 5.1%
CAR Group Ltd.	3,712	84,948
F5, Inc. (c)	6,798	1,940,013
Full Truck Alliance Co. Ltd. - ADR	8,514	99,018
Gen Digital, Inc.	25,924	738,315

Grab Holdings Ltd. - Class A (c)	34,637	168,682
Kuaishou Technology - Class B (c)(d)	32,215	218,969
LY Corp.	114,138	412,904
Match Group, Inc.	2,424	72,575
NAVER Corp.	4,780	649,598
Netflix, Inc. (c)	2,395	2,891,316
Pinterest, Inc. - Class A (c)	21,113	656,825
Q2 Holdings, Inc. (c)	676	59,164
Scout24 SE (d)	716	97,460
Sea Ltd. - ADR (c)	2,409	386,331
Spotify Technology SA (c)	1,931	1,284,385
Trip.com Group Ltd.	12,172	766,809
VeriSign, Inc.	4,574	1,246,278
		11,773,590

Investment Companies - 0.4%
Compass Diversified Holdings	13,628	91,580
EXOR NV	1,800	173,285
Groupe Bruxelles Lambert NV	2,971	242,676
Investment AB Latour - Class B	15,371	404,561
Sofina SA	213	61,613
		973,715

Leisure Time - 0.3%
Amadeus IT Group SA	9,124	760,074

Lodging - 0.1%
H World Group Ltd.	52,995	188,217
Whitbread PLC	2,598	101,392
		289,609

Machinery - Construction & Mining - 0.2%
Vertiv Holdings Co. - Class A	3,872	417,905
Weir Group PLC	1,858	60,786
		478,691

Machinery - Diversified - 3.6%
Bucher Industries AG	120	57,988
Cognex Corp.	2,655	79,570
Crane Co.	663	113,638
CSW Industrials, Inc. (a)	294	89,902
Daifuku Co. Ltd.	2,240	60,046
Duerr AG	2,645	68,763
Graco, Inc.	17,596	1,489,677
Kone Oyj - Class B	8,572	533,670
Krones AG	422	66,400
Middleby Corp. (c)	851	124,357
Nordson Corp.	6,608	1,400,830
Rockwell Automation, Inc.	4,730	1,492,552
Symbotic, Inc. (c)	5,303	152,037
Tennant Co.	1,260	93,769
The Toro Co.	1,866	141,406
Thermon Group Holdings, Inc. (c)	2,331	60,466
Watts Water Technologies, Inc. - Class A	641	155,199
WEG SA	69,535	514,957
Xylem, Inc.	11,165	1,407,237
Zurn Elkay Water Solutions Corp.	3,434	124,276
		8,226,740

Media - 0.1%
Cogeco Communications, Inc.	1,517	76,239
Pearson PLC	3,842	60,360
Vend Marketplaces ASA - Class A	1,831	61,146
		197,745

Metal Fabricate & Hardware - 0.2%
Catcher Technology Co. Ltd.	9,378	65,715
Hillman Solutions Corp. (c)	7,818	56,602
Lindab International AB	2,157	48,283
Proto Labs, Inc. (c)	1,658	61,313
Standex International Corp.	499	75,319
VAT Group AG (d)	267	101,626
		408,858

Mining - 0.0%(b)
Ton Yi Industrial Corp.	121,148	83,074

Miscellaneous Manufacturers - 0.5%
Carlisle Cos., Inc.	985	374,477
China Railway Signal & Communication Corp. Ltd. - Class H (d)	118,874	48,207
Diploma PLC	899	56,810
Enpro, Inc.	378	69,983
Federal Signal Corp.	1,191	112,038
Hillenbrand, Inc.	1,891	36,950
Indutrade AB	2,553	69,055
Knorr-Bremse AG	4,304	434,866
		1,202,386

Office & Business Equipment - 0.0%(b)
Ricoh Co. Ltd.	6,246	58,458

Office Furnishings - 0.1%
Interface, Inc.	2,755	55,348
Steelcase, Inc. - Class A	5,496	56,664
		112,012

Packaging & Containers - 0.6%
Amcor PLC (a)	52,089	474,531
AptarGroup, Inc.	1,606	254,390
Elopak ASA	12,074	52,824
Sealed Air Corp.	3,228	103,941
SIG Group AG	5,905	120,752
Silgan Holdings, Inc.	3,154	173,691
Sonoco Products Co.	2,968	135,163
TriMas Corp.	2,153	56,775
		1,372,067

Pharmaceuticals - 4.3%
Astellas Pharma, Inc.	24,099	238,660
AstraZeneca PLC	13,236	1,913,449
Celltrion, Inc.	590	68,848
Cencora, Inc.	4,296	1,251,167
Fagron	2,757	67,762
Henry Schein, Inc. (c)	1,596	111,704
Hikma Pharmaceuticals PLC	2,449	70,675
Jamieson Wellness, Inc. (d)	3,210	83,510
Kalbe Farma Tbk PT	824,074	76,640
McKesson Corp.	2,044	1,470,678
Merck & Co., Inc.	33,897	2,604,646
Merck KGaA	609	79,853
Neurocrine Biosciences, Inc. (c)	722	88,821
Premier, Inc. - Class A	3,615	83,073
Recordati Industria Chimica e Farmaceutica SpA	1,544	92,550
Sandoz Group AG	4,565	231,876
Sinopharm Group Co. Ltd. - Class H	19,050	46,158
Takeda Pharmaceutical Co. Ltd. - ADR	87,981	1,322,354
		9,902,424

Private Equity - 0.6%
3i Group PLC	21,510	1,181,173
Greencoat Renewables PLC	72,584	59,988

Intermediate Capital Group PLC	2,365	63,978
Onex Corp.	647	47,936
		1,353,075

Real Estate - 0.5%
Farglory Land Development Co. Ltd.	28,695	58,695
Howard Hughes Holdings, Inc. (c)	2,182	149,053
Huang Hsiang Construction Corp.	22,104	38,870
KE Holdings, Inc. - ADR	4,744	87,574
Land & Houses PCL	407,190	49,864
Marcus & Millichap, Inc.	4,835	139,296
Matrix Concepts Holdings Bhd	303,133	99,703
McGrath RentCorp	872	97,995
Neinor Homes SA (d)	4,664	74,869
PEXA Group Ltd. (c)	8,926	73,011
Relo Group, Inc.	4,959	59,163
Sansiri PCL	1,544,750	63,056
Supalai PCL	182,809	80,747
Tokyu Fudosan Holdings Corp.	19,303	141,266
		1,213,162

Retail - 1.8%
Clicks Group Ltd.	5,307	114,084
Colowide Co. Ltd.	3,835	48,318
CP ALL PCL	375,382	537,444
Europris ASA (d)	15,231	118,662
Falabella SA	101,454	484,524
Ferguson Enterprises, Inc.	5,091	928,293
Jarir Marketing Co.	25,448	87,231
Laopu Gold Co. Ltd. - Class H	722	80,749
MatsukiyoCocokara & Co.	2,214	44,742
MSC Industrial Direct Co., Inc. - Class A (a)	1,569	127,403
Pandora A/S	2,694	490,564
Pepkor Holdings Ltd. (d)	36,409	58,855
Pet Valu Holdings Ltd.	2,682	60,176
President Chain Store Corp.	12,160	103,671
RH (c)	292	52,884
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	34,453	50,088
Sheng Siong Group Ltd.	42,035	58,998
Super Retail Group Ltd.	5,869	54,087
USS Co. Ltd.	7,765	84,218
Zalando SE (c)(d)	11,948	426,588
Zensho Holdings Co. Ltd.	1,058	57,917
		4,069,496

Savings & Loans - 0.1%
Brookline Bancorp, Inc.	6,935	71,639
Capitol Federal Financial, Inc.	9,526	54,393
Northwest Bancshares, Inc.	9,209	113,087
		239,119

Semiconductors - 8.1%
Ambarella, Inc. (c)	985	51,850
ASE Technology Holding Co. Ltd.	287,885	1,325,663
ASM International NV	1,324	720,875
BE Semiconductor Industries NV	449	54,312
Cirrus Logic, Inc. (c)	768	75,540
Disco Corp.	2,263	515,505
Intel Corp.	64,333	1,257,710
Kulicke & Soffa Industries, Inc.	1,584	50,926
Lam Research Corp.	41,920	3,386,717
MediaTek, Inc.	37,912	1,593,978
Monolithic Power Systems, Inc.	2,060	1,363,514
Nordic Semiconductor ASA (c)	4,091	50,091
Novatek Microelectronics Corp.	2,468	42,494
NVIDIA Corp.	36,829	4,976,703
NXP Semiconductors NV	14,818	2,832,164

Penguin Solutions, Inc. (c)	3,020	53,635
Rambus, Inc. (c)	1,616	86,408
Silicon Laboratories, Inc. (c)	706	85,094
Synaptics, Inc. (c)	739	43,424
Veeco Instruments, Inc. (c)	2,599	50,187
		18,616,790

Software - 10.7%
ACI Worldwide, Inc. (c)	1,401	64,810
Adobe, Inc. (c)	4,265	1,770,359
ANSYS, Inc. (c)	3,966	1,312,032
Atlassian Corp. - Class A (c)	2,494	517,829
Autodesk, Inc. (c)	6,021	1,782,939
Box, Inc. - Class A (a)(c)	2,479	93,756
Broadridge Financial Solutions, Inc.	4,067	987,590
Cadence Design Systems, Inc. (c)	4,691	1,346,645
Capcom Co. Ltd.	8,351	248,860
CommVault Systems, Inc. (c)	311	56,960
Constellation Software, Inc.	342	1,237,652
CSG Systems International, Inc.	1,338	88,388
Datadog, Inc. - Class A (c)	3,863	455,370
Duolingo, Inc. (c)	431	223,952
Dynatrace, Inc. (c)	8,567	462,704
Electronic Arts, Inc.	7,391	1,062,678
Guidewire Software, Inc. (c)	2,729	586,790
HubSpot, Inc. (c)	826	487,257
Manhattan Associates, Inc. (c)	312	58,899
Monday.com Ltd. (c)	823	244,834
MongoDB, Inc. (c)	794	149,931
MSCI, Inc.	1,458	822,341
Nemetschek SE	2,396	332,664
NetEase, Inc.	29,512	717,707
Nutanix, Inc. - Class A (c)	2,819	216,189
Open Text Corp.	2,788	78,797
Paychex, Inc.	10,532	1,663,108
Pro Medicus Ltd.	900	163,339
Procore Technologies, Inc. (c)	877	58,908
Progress Software Corp.	1,001	61,622
PTC, Inc. (c)	5,133	863,987
Samsara, Inc. - Class A (c)	5,267	245,126
ServiceNow, Inc. (c)	2,028	2,050,491
Snowflake, Inc. - Class A (c)	2,570	528,572
SS&C Technologies Holdings, Inc.	19,117	1,544,845
SUSE SA (c)(e)	2,402	29,696
Take-Two Interactive Software, Inc. (c)	3,596	813,703
Temenos AG	642	47,708
The Descartes Systems Group, Inc. (c)	610	70,594
Twilio, Inc. - Class A (c)	1,606	189,026
Veeva Systems, Inc. - Class A (c)	2,079	581,496
Waystar Holding Corp. (c)	1,200	47,976
WiseTech Global Ltd.	2,786	192,113
Xero Ltd. (c)	1,124	133,306
		24,693,549

Telecommunications - 5.3%
America Movil SAB de CV - ADR	57,022	963,672
AT&T, Inc.	115,736	3,217,461
BT Group PLC	82,767	200,293
Chunghwa Telecom Co. Ltd.	240,753	1,040,343
Freenet AG	3,155	104,157
Frontier Communications Parent, Inc. (c)	2,262	81,952
Gamma Communications PLC	3,270	52,300
Juniper Networks, Inc.	27,281	980,206
Koninklijke KPN NV	41,337	194,188
PCCW Ltd.	267,785	178,260
Singapore Telecommunications Ltd.	242,680	716,975
SoftBank Corp.	1,077,556	1,653,355

SoftBank Group Corp.	5,729	302,302
Taiwan Mobile Co. Ltd.	38,008	144,582
Tele2 AB - Class B	9,763	145,811
Telefonica Brasil SA - ADR	52,529	521,613
Telefonica SA	188,924	1,010,615
Telia Co. AB	45,135	174,056
TIME dotCom Bhd	45,908	56,515
TPG Telecom Ltd.	17,760	58,862
True Corp. PCL (c)	353,734	134,694
Vodafone Group PLC	323,178	335,058
		12,267,270

Toys, Games & Hobbies - 0.2%
Bandai Namco Holdings, Inc.	13,222	421,139

Transportation - 0.4%
Andlauer Healthcare Group, Inc.	1,462	56,834
Clarkson PLC	1,103	49,532
Ituran Location and Control Ltd.	2,024	77,084
Kuehne + Nagel International AG	3,190	718,531
Seino Holdings Co. Ltd.	4,393	65,989
Tobu Railway Co. Ltd.	2,711	47,956
		1,015,926

Water - 0.3%
American States Water Co.	2,510	197,963
California Water Service Group	4,048	191,268
H2O America	2,837	148,886
Middlesex Water Co.	1,624	94,111
		632,228
TOTAL COMMON STOCKS (Cost $212,195,982)		228,484,537

RIGHTS - 0.0%(b)
Food - 0.0%(b)
Ridley Corp. Ltd., Expires 06/02/2025, Exercise Price $2.12 (c)(e)	3,438	1,283
TOTAL RIGHTS (Cost $493)		1,283

SHORT-TERM INVESTMENTS - 5.5%	Units
Investments Purchased with Proceeds from Securities Lending - 5.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (f)	11,854,042	11,854,042

Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.23% (f)	780,567	780,567
TOTAL SHORT-TERM INVESTMENTS (Cost $12,634,609)		12,634,609

TOTAL INVESTMENTS - 104.7% (Cost $224,831,084)		241,120,429
Liabilities in Excess of Other Assets - (4.7)%		(10,828,481)
TOTAL NET ASSETS - 100.0%		$230,291,948

two             –%

Percentages are stated as a percent of net assets.             –%

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

PCL - Public Company Limited

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $11,471,496 which represented 5.0% of net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $4,661,260 or 2.0% of the Fund’s net assets.
(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $30,979 or 0.0% of net assets as of May 31, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Adasina Social Justice All Cap Global ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$228,454,841	$—	$29,696	$228,484,537
Rights	—	—	1,283	1,283
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,854,042
Money Market Funds	780,567	—	—	780,567
Total Investments	$229,235,408	$—	$30,979	$241,120,429

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Common Stocks/Rights
Balance as of August 31, 2024	$25,471
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	1,443
Purchases	3,572
Sales	—
Corporate actions	493
Transfer into and/or out of Level 3	—
Balance as of May 31, 2025	$30,979

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at May 31, 2025.	$1,443

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,854,042 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.